Earnings Per Share - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net (loss) income attributable to Quaker Chemical Corporation	$ (15,931)	$ 121,369	$ 39,658
Less: loss (income) allocated to participating securities	92	(479)	(148)
Net (loss) income available to common shareholders	$ (15,839)	$ 120,890	$ 39,510
Basic weighted average common shares outstanding (in shares)	17,841,487	17,805,034	17,719,792
Effect of dilutive securities (in shares)	15,005	50,090	31,087
Diluted weighted average common shares outstanding (in shares)	17,856,492	17,855,124	17,750,879
Diluted (loss) earnings per common share (in dollars per share)	$ (0.89)	$ 6.77	$ 2.22